Discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Net sales to third parties	$ 44,635	$ 41,385	$ 41,976
Sales to other segments	805	821	805
Net sales	45,440	42,206	42,781
Other revenue	1,220	1,255	1,193
Cost of goods sold	(12,472)	(11,582)	(11,735)
Gross profit	34,188	31,879	32,239
Selling, general and administration	(12,517)	(12,193)	(12,827)
Research and development	(11,371)	(9,172)	(8,641)
Other income	1,772	696	1,620
Other expense	(2,303)	(3,264)	(2,335)
Operating income of discontinued operations	9,769	7,946	10,056
(Loss)/income from associated companies	(13)	(11)	15,337
Interest expense	(855)	(800)	(787)
Other financial income and expense	222	42	(76)
Income before taxes from continuing operations	9,123	7,177	24,530
Income taxes	(551)	(1,128)	(1,625)
Net income from discontinued operations before gain on distribution	422	906	1,113
Gain on distribution of Sandoz Group AG to Novartis AG shareholders	5,860
Net income from discontinued operations	$ 6,282	$ 906	$ 1,113
Applicable tax rate from discontinued operations	15.00%	15.30%	14.20%
Discontinued operations [member]
Statement [line items]
Net sales to third parties	$ 7,128	$ 9,160	$ 9,650
Sales to other segments	300	212	184
Net sales	7,428	9,372	9,834
Other revenue	19	28	58
Cost of goods sold	(4,044)	(4,937)	(5,121)
Gross profit	3,403	4,463	4,771
Selling, general and administration	(1,728)	(2,060)	(2,059)
Research and development	(671)	(824)	(899)
Other income	56	109	232
Other expense	(795)	(437)	(412)
Operating income of discontinued operations	265	1,251	1,633
(Loss)/income from associated companies	2	2	2
Interest expense	(33)	(37)	(24)
Other financial income and expense	(20)	(22)	(4)
Income before taxes from continuing operations	214	1,194	1,607
Income taxes	$ 208	$ (288)	$ (494)
Applicable tax rate from discontinued operations	31.20%	24.10%	30.70%
Number of Franchises	2